UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 6-30-2011

Check here if Amendment  [  ]; Amendment Number:
     This Amendment (Check only one.):  [  ] is a restatement.
                                        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Douglas E. Schaller
Address:  Schaller Investment Group Inc.
          324 Indera Mills Court
          Winston-Salem, NC  27101

Form 13F File Number: 028-11085

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Douglas E. Schaller
Title:   President
Phone:   336-774-1515

Signature, Place, and Date of Signing:

      /s/ Douglas E. Schaller        Winston-Salem, NC         08-15-11
      -----------------------        -----------------        ----------
          [Signature]                 [City, State]             [Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      20

Form 13F Information Table Value Total:  $   84,444
                                         -----------
                                         (thousands)

                           SCHALLER INVESTMENT GROUP
                                    FORM 13F
                                      SEC
                                 June 30, 2011

                                                                                                               Voting Authority
                                                                                                          --------------------------
                                                           Value   Shares/  Sh/ Put/ Invstmt    Other
        Name of Issuer          Title of class    CUSIP   (x$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared    None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Berkley W R                    COM              084423102     9199   283575 SH       Sole                   283575
Berkshire Hthwy CL B           COM              084670207    13328   172224 SH       Sole                   172224
Cardinal Bankshares            COM              141478107     1764   135724 SH       Sole                   135724
Everest Re Group LTD           COM              g3223r108     4087    50000 SH       Sole                    50000
Expeditors Intl Wash           COM              302130109     2935    57345 SH       Sole                    57345
Freeport McMoran               COM              35671d857      264     5000 SH       Sole                     5000
Goldman Sachs Group            COM              38141g104     1381    10379 SH       Sole                    10379
Homefed                        COM              43739d307     1840    89327 SH       Sole                    89327
Howard Hughes                  COM              44267d107     3772    58000 SH       Sole                    58000
Imperial Metals Corp           COM              452892102     3014   150000 SH       Sole                   150000
JC Penney                      COM              708160106     6373   184515 SH       Sole                   184515
Johnson & Johnson              COM              478160104     3567    53628 SH       Sole                    53628
Leucadia                       COM              527288104     6491   190350 SH       Sole                   190350
McDonalds                      COM              580135101     9321   110540 SH       Sole                   110540
Metro Bancorp                  COM              59161r101     1065    93250 SH       Sole                    93250
Republic First Bancorp         COM              760416107     5711  2549594 SH       Sole                  2549594
Ritchie Bros.                  COM              767744105     3148   114530 SH       Sole                   114530
Target                         COM              87612e106     1757    37460 SH       Sole                    37460
Walgreen                       COM              931422109     4970   117050 SH       Sole                   117050
PUT  SPY    09/17/11   133 STA                                 453     1000 SH       Sole                     1000
REPORT SUMMARY                 20 DATA RECORDS               84444            0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED